OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
External revenue	$ 3,371.3	$ 2,981.9
Non-current assets other than financial instruments and deferred tax assets	7,166.3	5,084.2
Canada
Disclosure of operating segments [line items]
External revenue	366.8	455.9
Non-current assets other than financial instruments and deferred tax assets	1,570.8	1,459.1
United States
Disclosure of operating segments [line items]
External revenue	1,682.5	1,324.2
Non-current assets other than financial instruments and deferred tax assets	3,554.2	1,571.1
United Kingdom
Disclosure of operating segments [line items]
External revenue	208.5	137.7
Non-current assets other than financial instruments and deferred tax assets	370.4	358.8
Rest of Americas
Disclosure of operating segments [line items]
External revenue	78.4	55.0
Non-current assets other than financial instruments and deferred tax assets	177.0	205.6
Europe
Disclosure of operating segments [line items]
External revenue	473.4	553.2
Non-current assets other than financial instruments and deferred tax assets	916.3	906.2
Asia
Disclosure of operating segments [line items]
External revenue	472.2	381.4
Non-current assets other than financial instruments and deferred tax assets	498.1	501.6
Oceania and Africa
Disclosure of operating segments [line items]
External revenue	89.5	74.5
Non-current assets other than financial instruments and deferred tax assets	$ 79.5	$ 81.8